Financial assets at amortised cost	6 Months Ended
Jun. 30, 2022
Financial Assets At Amortised Cost [Abstract]
Financial assets at amortised cost
Note 12: Financial assets at amortised cost
Half-year to 30 June 2022

	Gross carrying amount					Allowance for expected credit losses
Stage 1 £m		Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks
At 1 January 2022	7,002	—	—	—	7,002	1	—	—	—	1
Exchange and other adjustments	497	—	—	—	497	—	—	—	—	—
Other changes in credit quality						2	—	—	—	2
Additions and repayments	348	—	—	—	348	1	—	—	—	1
Charge to the income statement						3	—	—	—	3
At 30 June 2022	7,847	—	—	—	7,847	4	—	—	—	4
Allowance for impairment losses	(4)	—	—	—	(4)
Net carrying amount	7,843	—	—	—	7,843

Loans and advances to customers
At 1 January 2022	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Exchange and other adjustments[1]	138	14	(21)	30	161	1	—	19	53	73
Transfers to Stage 1	8,517	(8,478)	(39)		—	173	(166)	(7)		—
Transfers to Stage 2	(21,796)	22,078	(282)		—	(46)	101	(55)		—
Transfers to Stage 3	(580)	(2,279)	2,859		—	(2)	(74)	76		—
Impact of transfers between stages	(13,859)	11,321	2,538		—	(129)	353	178		402
						(4)	214	192		402
Other changes in credit quality						(171)	(21)	206	(8)	6
Additions and repayments	11,162	(2,305)	(509)	(573)	7,775	36	(33)	(67)	(12)	(76)
Methodology and model changes						(2)	(18)	45	(22)	3
Charge (credit) to the income statement						(141)	142	376	(42)	335
Advances written off			(428)	(19)	(447)			(428)	(19)	(447)
Recoveries of advances written off in previous years			72	—	72			72	—	72
At 30 June 2022	397,477	43,961	8,095	10,415	459,948	775	1,256	1,620	202	3,853
Allowance for impairment losses	(775)	(1,256)	(1,620)	(202)	(3,853)
Net carrying amount	396,702	42,705	6,475	10,213	456,095
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
Stage 1 £m		Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Reverse repurchase agreements
At 30 June 2022	56,516	—	—	—	56,516
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	56,516	—	—	—	56,516

Debt securities
At 1 January 2022	6,827	9	2	—	6,838	1	—	2	—	3
Exchange and other adjustments	359	—	—	—	359	(1)	—	—	—	(1)
Transfers to Stage 1	9	(9)	—		—	—	—	—		—
Impact of transfers between stages	9	(9)	—		—	—	—	—		—
						—	—	—		—
Other changes in credit quality						1	—	—	—	1
Additions and repayments	1,787	—	—	—	1,787	1	—	—	—	1
Charge to the income statement						2	—	—	—	2
At 30 June 2022	8,982	—	2	—	8,984	2	—	2	—	4
Allowance for impairment losses	(2)	—	(2)	—	(4)
Net carrying amount	8,980	—	—	—	8,980
Total financial assets at amortised cost	470,041	42,705	6,475	10,213	529,434
The total allowance for impairment losses includes £94 million (31 December 2021: £95 million) in respect of residual value impairment and voluntary terminations within the Group’s UK Motor Finance business.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Undrawn balances
At 1 January 2022	109	86	5	—	200
Exchange and other adjustments	2	—	(1)	—	1
Transfers to Stage 1	23	(23)	—		—
Transfers to Stage 2	(6)	6	—		—
Transfers to Stage 3	—	(2)	2		—
Impact of transfers between stages	(18)	38	(1)		19
	(1)	19	1		19
Other items taken to the income statement	13	4	(1)	—	16
Charge (credit) to the income statement	12	23	—	—	35
At 30 June 2022	123	109	4	—	236
The Group's total impairment allowances at 30 June 2022 were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	4	—	—	—	4
Loans and advances to customers	775	1,256	1,620	202	3,853
Debt securities	2	—	2	—	4
Financial assets at amortised cost	781	1,256	1,622	202	3,861
Other assets	—	—	23	—	23
Provisions in relation to loan commitments and financial guarantees	123	109	4	—	236
Total	904	1,365	1,649	202	4,120
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)
Year ended 31 December 2021

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Loans and advances to banks
At 1 January 2021	8,066	—	—	—	8,066	6	—	—	—	6
Exchange and other adjustments	(11)	—	—	—	(11)	—	—	—	—	—
Other changes in credit quality						(5)	—	—	—	(5)
Additions and repayments	(1,053)	—	—	—	(1,053)	—	—	—	—	—
Credit to the income statement						(5)	—	—	—	(5)
At 31 December 2021	7,002	—	—	—	7,002	1	—	—	—	1
Allowance for impairment losses	(1)	—	—	—	(1)
Net carrying amount	7,001	—	—	—	7,001

Loans and advances to customers
At 1 January 2021	375,300	51,659	6,490	12,511	445,960	1,372	2,145	1,982	261	5,760
Exchange and other adjustments[1]	(2,686)	(39)	(81)	68	(2,738)	(3)	(6)	(1)	121	111
Transfers to Stage 1	18,705	(18,665)	(40)		—	564	(553)	(11)		—
Transfers to Stage 2	(12,009)	12,724	(715)		—	(48)	155	(107)		—
Transfers to Stage 3	(872)	(1,822)	2,694		—	(13)	(220)	233		—
Impact of transfers between stages	5,824	(7,763)	1,939		—	(428)	195	221		(12)
						75	(423)	336		(12)
Other changes in credit quality						(245)	(271)	255	(48)	(309)
Additions and repayments	21,598	(8,926)	(1,007)	(1,565)	10,100	(221)	(346)	(99)	(87)	(753)
Methodology and model changes						(63)	15	6	—	(42)
(Credit) charge to the income statement						(454)	(1,025)	498	(135)	(1,116)
Advances written off			(1,058)	(37)	(1,095)			(1,058)	(37)	(1,095)
Recoveries of advances written off in previous years			160	—	160			160	—	160
At 31 December 2021	400,036	34,931	6,443	10,977	452,387	915	1,114	1,581	210	3,820
Allowance for impairment losses	(915)	(1,114)	(1,581)	(210)	(3,820)
Net carrying amount	399,121	33,817	4,862	10,767	448,567
[1]Exchange and other adjustments includes the impact of movements in exchange rates, discount unwind, derecognising assets as a result of modifications and adjustments in respect of purchased or originated credit-impaired financial assets (POCI). Where a POCI asset’s expected credit loss is less than its expected credit loss on purchase or origination, the increase in its carrying value is recognised within gross loans, rather than as a negative impairment allowance.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)

	Gross carrying amount					Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Reverse repurchase agreements
At 31 December 2021	54,753	—	—	—	54,753
Allowance for impairment losses	—	—	—	—	—
Net carrying amount	54,753	—	—	—	54,753

Debt securities
At 1 January 2021	5,406	—	2	—	5,408	1	—	2	—	3
Exchange and other adjustments	(20)	—	—	—	(20)	—	—	—	—	—
Transfers to Stage 2	(6)	6	—		—	—	—	—		—
Impact of transfers between stages	(6)	6	—		—	—	—	—		—
						—	—	—		—
Additions and repayments	1,447	3	—	—	1,450	—	—	—	—	—
Charge to the income statement						—	—	—	—	—
At 31 December 2021	6,827	9	2	—	6,838	1	—	2	—	3
Allowance for impairment losses	(1)	—	(2)	—	(3)
Net carrying amount	6,826	9	—	—	6,835
Total financial assets at amortised cost	467,701	33,826	4,862	10,767	517,156
Movements in allowance for expected credit losses in respect of undrawn balances were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

Undrawn balances
At 1 January 2021	212	234	13	—	459
Exchange and other adjustments	(1)	(2)	1	—	(2)
Transfers to Stage 1	78	(78)	—		—
Transfers to Stage 2	(8)	8	—		—
Transfers to Stage 3	(1)	(6)	7		—
Impact of transfers between stages	(69)	18	(4)		(55)
	—	(58)	3		(55)
Other items taken to the income statement	(102)	(88)	(12)	—	(202)
Credit to the income statement	(102)	(146)	(9)	—	(257)
At 31 December 2021	109	86	5	—	200
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 12: Financial assets at amortised cost (continued)
The Group's total impairment allowances at 31 December 2021 were as follows:

	Allowance for expected credit losses
	Stage 1 £m	Stage 2 £m	Stage 3 £m	POCI £m	Total £m

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	915	1,114	1,581	210	3,820
Debt securities	1	—	2	—	3
Financial assets at amortised cost	917	1,114	1,583	210	3,824
Other assets	—	—	18	—	18
Provisions in relation to loan commitments and financial guarantees	109	86	5	—	200
Total	1,026	1,200	1,606	210	4,042
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	—	—	—	3
The movement tables are compiled by comparing the position at the reporting date to that at the beginning of the year.
Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within purchased or originated credit-impaired, which are not transferable.
Additions and repayments comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.
Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 13).